INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Direct equity interests in subsidiaries and jointly controlled companies [Text Block]

		Equity interests
Investees	Type of investment	31.12.2023	31.12.2022	Country (Headquarters)	Core activity
Terra Networks Brasil Ltda ("Terra Networks")(1)	Controlled	100.00%	100.00%	Brasil	Portals, content providers and other information services on the internet
Telefônica Transportes e Logística Ltda ("TGLog")	Controlled	100.00%	100.00%	Brasil	Transports and logistics
POP Internet Ltda ("POP")(2)	Controlled	100.00%	100.00%	Brasil	Internet
Vivo Money Fundo de Investimento em Direitos Creditórios ("Vivo Money")	Controlled	100.00%	100.00%	Brasil	Credit Rights Investment Fund
Vivo Money Fundo de Investimento em Direitos Creditórios II ("Vivo Money II") (nota 1.c.6)	Controlled	100.00%	—	Brasil	Credit Rights Investment Fund
Garliava RJ Infraestrutura e Redes de Telecomunicações S.A. (“Garliava”)(3)	Controlled	—	100.00%	Brasil	Telecommunications
Vivo Ventures Fundo de Investimento em Participações Multiestratégia (“Vivo Ventures”)	Controlled	98.00%	98.00%	Brasil	Investment funds
Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo Brasil”)	Controlled	50.01%	50.01%	Brasil	Consulting in information technology
Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)	Controlled	50.01%	50.01%	Brasil	Consulting in information technology
Aliança Atlântica Holding B.V. ("Aliança")	Joint control	50.00%	50.00%	Holanda	Telecommunications sector holdings
Companhia AIX de Participações ("AIX")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
Companhia ACT de Participações ("ACT")	Joint control	50.00%	50.00%	Brasil	Operation of underground telecommunications networks
VivaE Educação Digital S.A. ("VIVAE")	Joint control	50.00%	50.00%	Brasil	Training in professional and managerial development
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)	Joint control	25.01%	25.01%	Brasil	Technical advice on telecommunications networks

(1)Terra Networks is the full and direct controller of TIS, a company based in Brazil, whose main activities are the exploration and provision of services and security activities, among others. On October 3, 2022, TIS acquired all of the shares representing the share capital of Vita IT. On November 30, 2023, TIS incorporated Vita IT (note 1.c.4.).
(2)POP is the full and direct controller of Recicla V Comércio e Reciclagem de Sucatas e Metais Ltda. (“Recicla V”), headquartered in Brazil, whose main activities are the purchase and sale of scrap copper, aluminum, lead, iron and other materials, among others. POP is also the controller of Vale Saúde Semper, acquired on March 3, 2023, headquartered in Brazil, with its main activities being accreditation, capture, transmission, processing and financial settlement with prepaid debit cards in the healthcare segment (note 1.c.5).
(3)Garliava was acquired by the Company on April 20, 2022 and incorporated on February 28, 2023 (note 1.c.3)
Schedule of information on the jointly controlled subsidiaries of the Company

	12.31.2023
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	240,018	1,727	238,291	–	5,556
AIX	50,097	30,720	19,377	69,083	246
ACT	46	4	42	95	2
VIVAE	18,096	2,410	15,686	73	(7,697)
FiBrasil	2,019,278	1,143,749	875,529	289,097	(39,057)

	12.31.2022
Investees	Assets	Liabilities	Equity	Net operating revenue	Net profit (loss)
Aliança	242,652	305	242,347	—	912
AIX	51,733	32,548	19,185	65,681	178
ACT	44	3	41	104	3
VIVAE	18,842	1,694	17,148	—	(2,852)
FiBrasil	1,881,965	1,195,384	686,581	176,660	(94,384)

Schedule of changes in investments

	Joint control	Other investments	Total investments
Balance on December 31, 2021	355,942	348	356,290
Share of net profit of joint ventures accounted for using the equity method	(23,742)	—	(23,742)
Capital contribution – cash and cash equivalents (FiBrasil and ViivaE)	33,750	—	33,750
Investments by the subsidiary Vivo Ventures	—	15,958	15,958
Equity transactions (FiBrasil)	2,409	—	2,409
Other comprehensive income (Aliança and other investments)	(16,258)	(212)	(16,470)
Balance on December 31, 2022	352,101	16,094	368,195
Share of net profit of joint ventures accounted for using the equity method	(10,710)	—	(10,710)
Capital contribution – cash and cash equivalents (VivaE)	3,117	—	3,117
Dividends (AIX and ACT)	(51)	—	(51)
Capital Transactions	23	—	23
Investments by the subsidiary Vivo Ventures	—	26,191	26,191
Bonus subscription exercise (FiBrasil)	57,001	—	57,001
Other comprehensive income (Aliança and other investments)	(4,806)	(90)	(4,896)
Balance on December 31, 2023	396,675	42,195	438,870